Investment Securities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Credit losses recognized in earnings
Beginning balance	$ 616
Additions/subtractions:
Credit losses recognized during the period	44	616
Ending balance	$ 660	$ 616